Retirement Plans and Other Retiree Benefits - Prior Service Credits and Actuarial Losses Reclassified from Accumulated Other Comprehensive Loss to Net Periodic Pension Benefit Costs, Net of Tax (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	$ (5)	$ (248)	$ (109)
Actuarial loss, net of tax	2,223	5,244	6,510
Realized (gain) loss on investments	(192)	(340)	(390)
Direct Costs of Revenue Excluding Depreciation and Amortization [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(3)	(141)	(68)
Actuarial loss, net of tax	1,372	3,196	4,070
Selling, General and Administrative Expenses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs	(2)	(107)	(41)
Actuarial loss, net of tax	851	2,048	2,440
Other Expense, Net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized (gain) loss on investments	$ (192)	$ (340)	$ (390)